CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
CASH FLOW INFORMATION	CASH FLOW INFORMATION
a.Non-cash transactions

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions of property, plant and equipment	$897,557.1	$798,507.4	$1,160,977.7
Changes in other receivables	44.5	140,289.7	93,113.2
Exchange of assets	(78.0)	(109.3)	(169.5)
Changes in payables to contractors and equipment suppliers	40,750.2	(17,988.1)	12,550.4
			(Continued)

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Changes in accrued expenses and other current liabilities	$17,832.8	$44,612.1	$13,585.6
Transferred to initial carrying amount of hedged items	39.9	5.0	(31.0)
Capitalized interests	(6,329.7)	(9,310.3)	(7,615.9)

Payments for acquisition of property, plant and equipment	$949,816.8	$956,006.5	$1,272,410.5
			(Concluded)
b.Reconciliation of liabilities arising from financing activities

Non-cash Changes
	Balance as of January 1, 2023	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2023
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Bonds payable	$852,436.4	$67,511.3	$587.7	$362.1	$920,897.5

Non-cash Changes
	Balance as of January 1, 2024	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31,2024
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Bonds payable	$920,897.5	$27,264.3	$35,202.9	$387.8	$983,752.5

Non-cash Changes
	Balance as of January 1, 2025	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2025
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Bonds payable	$983,752.5	$32,499.7	$(24,602.7)	$384.0	$992,033.5

Note:	Other changes include amortization of bonds payable.